Schedule of Operating Lease Assets and Liabilities (Details) - HCYC Group Company Limited [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Operating lease right-of-use assets	$ 169,149	$ 286,475
Total operating lease assets	169,149	286,475
Current operating lease liabilities	129,137	122,265
Noncurrent operating lease liabilities	44,841	172,955
Total operating lease obligations	$ 173,978	$ 295,220